CONTINGENT LIABILITIES AND COMMITMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense, Minimum Rentals	$ 8
Operating Leases, Rent Expense	88	14	0
Guarantee For Performance Of Lease Agreement	25
Operating Leases, Rent Expense, Net	$ 25	$ 11	$ 0